Other financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other financial liabilities measured at amortized cost
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.20	31.12.19
Other accrued expenses	1,696	1,928
Accrued interest expenses	1,355	1,562
Settlement and clearing accounts	1,199	1,379
Lease liabilities	3,927	3,943
Other	1,553	900
Total other financial liabilities measured at amortized cost	9,729	9,712

Other financial liabilities designated at fair value
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.20	31.12.19
Financial liabilities related to unit-linked investment contracts	20,975	28,145
Securities financing transactions	7,317	5,742
Over-the-counter debt instruments	2,060	2,022
Other	35	31
Total other financial liabilities designated at fair value	30,387	35,940
of which: life-to-date own credit (gain) / loss	(36)	(4)

Other non-financial liabilities
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.20	31.12.19
Compensation-related liabilities[1,2]	7,468	6,855
of which: Deferred Contingent Capital Plan	1,858	1,855
of which: financial advisor compensation plans[2]	1,500	1,506
of which: other compensation plans	2,740	2,310
of which: net defined benefit liability	722	633
of which: other compensation-related liabilities[3]	648	552
Deferred tax liabilities	564	311
Current tax liabilities	1,009	852
VAT and other tax payables	523	475
Deferred income	228	141
Other	61	202
Total other non-financial liabilities	9,854	8,837
1 In 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees. Refer to Note 1b for more information. 2 Comparative-period information has been restated. Refer to Note 1b for more information. 3 Includes liabilities for payroll taxes and untaken vacation.

UBS AG | Other financial liabilities measured at amortized cost
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.20	31.12.19
Other accrued expenses	1,508	1,697
Accrued interest expenses	1,382	1,596
Settlement and clearing accounts	1,181	1,368
Lease liabilities	3,821	3,858
Other[1]	2,530	1,854
Total other financial liabilities measured at amortized cost	10,421	10,373
1 In 2020 UBS AG modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees. Refer to Note 1b for more information.

UBS AG | Other financial liabilities designated at fair value
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.20	31.12.19
Financial liabilities related to unit-linked investment contracts	20,975	28,145
Securities financing transactions	7,317	5,742
Over-the-counter debt instruments	2,060	2,022
Funding from UBS Group AG and its subsidiaries	1,375	217
Other	46	31
Total other financial liabilities designated at fair value	31,773	36,157
of which: life-to-date own credit (gain) / loss	148	6

UBS AG | Other non-financial liabilities
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.20	31.12.19
Compensation-related liabilities[1]	4,776	4,339
of which: financial advisor compensation plans[1]	1,497	1,502
of which: other compensation plans	2,034	1,750
of which: net defined benefit liability	711	629
of which: other compensation-related liabilities[2]	534	458
Deferred tax liabilities	558	311
Current tax liabilities	943	780
VAT and other tax payables	470	445
Deferred income	212	134
Other	61	202
Total other non-financial liabilities	7,018	6,211
1 Comparative-period information has been restated. Refer to Note 1b for more information. 2 Includes liabilities for payroll taxes and untaken vacation.